CONSOLIDATED STATEMENTS OF PROFIT AND LOSS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING INCOME
NET OPERATING REVENUE	R$ 21,419,356	R$ 24,518,505	R$ 21,799,560
Finance - Return on Investment - RBSE	3,556,391	4,922,827	28,600,553
NET OPERATING REVENUE	24,975,747	29,441,332	50,400,113
OPERATING COSTS
Energy purchased for resale	(1,559,533)	(6,155,563)	(5,639,864)
Charges upon use of electricity network	(1,482,125)	(1,372,439)	(1,477,751)
Fuel for produce electricity	(1,184,948)	(961,664)	(629,924)
Construction	(1,310,457)	(970,283)	(1,192,642)
OPERATING EXPENSES
Personnel, supplies and services	(7,804,361)	(8,909,209)	(7,814,771)
Depreciation	(1,607,273)	(1,441,077)	(1,479,242)
Amortization	(94,716)	(82,829)	(84,790)
Donations and contributions	(137,802)	(163,798)	(218,910)
Operating charges (reversals), net	5,308,185	(4,645,594)	(14,187,868)
Others	(1,166,254)	(1,212,380)	(842,606)
OPERATING EXPENSES	(11,039,284)	(25,914,836)	(33,568,368)
OPERATING PROFIT (LOSS) BEFORE FINANCIAL RESULT	13,936,463	3,526,496	16,831,745
Financial Revenue
Income from interest, commissions and fees	2,642,607	1,736,654	1,772,331
Income from financial investments	686,179	962,516	1,064,760
Additional interest on energy	248,407	169,712	140,238
Monetary adjustment gain	699,871	947,365	1,482,274
Exchange variation gain	4,150,664	930,835	4,935,319
Gains on derivatives	20,366	237,386	218,714
Other financial income	678,840	412,830	516,086
Financial Expenses
Debt charges	(2,680,884)	(3,449,846)	(3,686,304)
Lease Charges	(308,770)
Charges on shareholders' funds	(270,533)	(388,408)	(200,857)
Monetary adjustment loss	(800,789)	(1,201,884)	(1,394,705)
Exchange variation loss	(4,364,256)	(1,065,028)	(5,266,624)
Losses on derivatives	(63,378)	(35,797)
Other financial expenses	(1,216,397)	(992,451)	(797,795)
FINANCIAL RESULT	(578,073)	(1,736,116)	(1,216,563)
PROFIT (LOSS) BEFORE RESULTS OF EQUITY INVESTMENTS, TAXES AND SOCIAL CONTRIBUTIONS	13,358,390	1,790,380	15,615,182
RESULTS OF EQUITY METHOD INVESTMENTS	1,384,850	1,167,484	3,201,248
PROFIT (LOSS) BEFORE TAXES AND SOCIAL CONTRIBUTIONS	14,743,240	2,957,864	18,816,430
Current income tax and social contributions	(3,141,578)	(1,193,291)	(619,044)
Deferred income tax and social contributions	657,860	(317,343)	(7,891,775)
TOTAL INCOME TAXES AND SOCIAL CONTRIBUTIONS	(2,483,718)	(1,510,634)	(8,510,819)
Net Income (Loss) for year of continued operaions	12,259,522	1,447,230	10,305,611
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	12,056,145	1,399,758	10,085,647
AMOUNT ATTRIBUTED TO NON-CONTROLLING INTERESTS	203,377	47,472	219,963
DISCONTINUED OPERATION
Net Income (Loss) for year of discontinued operaions	1,088,055	(3,172,921)	(6,633,706)
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	1,206,233	(3,163,563)	(6,659,748)
AMOUNT ATTRIBUTED TO NON-CONTROLLING INTERESTS	(118,178)	(9,358)	26,043
Net Income (Loss) for year	13,347,577	(1,725,691)	3,671,905
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	13,262,378	(1,763,805)	3,425,899
AMOUNT ATTRIBUTED TO NON-CONTROLLING INTERESTS	R$ 85,199	R$ 38,114	R$ 246,006